Contingencies And Other Disclosures (Schedule Of Original Purchase Amount of Investments Subject To Litigation) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Alt-A Mortgage Loan Pools [Member] | Senior Investor Rank [Member]
Amounts claimed by plaintiffs invested in proprietary securitizations	$ 878,821
Alt-A Mortgage Loan Pools [Member] | Junior Investor Rank [Member]
Amounts claimed by plaintiffs invested in proprietary securitizations
Alt-A Mortgage Loan Pools [Member] | 2005 [Member] | Senior Investor Rank [Member]
Amounts claimed by plaintiffs invested in proprietary securitizations	643,751	[1]
Alt-A Mortgage Loan Pools [Member] | 2005 [Member] | Junior Investor Rank [Member]
Amounts claimed by plaintiffs invested in proprietary securitizations		[1]
Alt-A Mortgage Loan Pools [Member] | 2006 [Member] | Senior Investor Rank [Member]
Amounts claimed by plaintiffs invested in proprietary securitizations	230,020	[1]
Alt-A Mortgage Loan Pools [Member] | 2006 [Member] | Junior Investor Rank [Member]
Amounts claimed by plaintiffs invested in proprietary securitizations		[1]
Alt-A Mortgage Loan Pools [Member] | 2007 [Member] | Senior Investor Rank [Member]
Amounts claimed by plaintiffs invested in proprietary securitizations	5,050
Alt-A Mortgage Loan Pools [Member] | 2007 [Member] | Junior Investor Rank [Member]
Amounts claimed by plaintiffs invested in proprietary securitizations
Jumbo [Member] | Senior Investor Rank [Member]
Amounts claimed by plaintiffs invested in proprietary securitizations	194,659
Jumbo [Member] | Junior Investor Rank [Member]
Amounts claimed by plaintiffs invested in proprietary securitizations	16,877
Jumbo [Member] | 2005 [Member] | Senior Investor Rank [Member]
Amounts claimed by plaintiffs invested in proprietary securitizations	60,000
Jumbo [Member] | 2006 [Member] | Senior Investor Rank [Member]
Amounts claimed by plaintiffs invested in proprietary securitizations	84,659
Jumbo [Member] | 2006 [Member] | Junior Investor Rank [Member]
Amounts claimed by plaintiffs invested in proprietary securitizations	9,793
Jumbo [Member] | 2007 [Member] | Senior Investor Rank [Member]
Amounts claimed by plaintiffs invested in proprietary securitizations	50,000
Jumbo [Member] | 2007 [Member] | Junior Investor Rank [Member]
Amounts claimed by plaintiffs invested in proprietary securitizations	$ 7,084

[1]	Senior Alt-A mortgage loans for 2005 and 2006 represent amounts which are the subject of the FHFA litigation.